UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	03/31

Date of reporting period:	9/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Large Cap Value Fund

Small Cap Value Fund

International Fund

Semi-Annual Report

September 30, 2007

(Unaudited)

Fund Adviser:

Dean Investment Associates LLC

2480 Kettering Tower

Dayton, OH 45423

Toll Free 1-888-899-8343

DEAN LARGE CAP VALUE FUND

Performance Summary

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-899-8343.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares. The front-end sales charge for the Shares decreases with the amount you invest and is included in the offering price. The sales charge does not apply to purchases over $500,000. A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within 12 months of purchase if the front-end sales charge was not paid. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

***The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 1000 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 1000 Index and the Russell 1000 Value Index on May 28, 1997 (inception date of the Fund) and held through September 30, 2007. In compliance with SEC guidelines, the Fund’s returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares.

The Russell 1000 Index and the Russell 1000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Large Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

DEAN SMALL CAP VALUE FUND

Performance Summary

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-899-8343.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares. The front-end sales charge for the Shares decreases with the amount you invest and is included in the offering price. The sales charge does not apply to purchases over $500,000. A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within 12 months of purchase if the front-end sales charge was not paid. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

***The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Russell 2000 Index and the Russell 2000 Value Index on May 28, 1997 (inception date of the Fund) and held through September 30, 2007. In compliance with SEC guidelines, the Fund’s returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares.

The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean Small Cap Value Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

DEAN INTERNATIONAL FUND

Performance Summary

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-899-8343.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares. The front-end sales charge for the Shares decreases with the amount you invest and is included in the offering price. The sales charge does not apply to purchases over $500,000. A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within 12 months of purchase if the front-end sales charge was not paid. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

*** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Morgan Stanley EAFE Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Morgan Stanley EAFE Index on October 13, 1997 (inception date of the Fund) and held through September 30, 2007. In compliance with SEC guidelines, the Fund’s returns reflect the deduction of maximum sales charges and other recurring fees. Shares have a maximum up-front sales charge of 5.25% that you pay when you buy your shares.

The Morgan Stanley EAFE Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE OR PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Dean International Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-899-8343. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

DEAN LARGE CAP VALUE FUND HOLDINGS - (UNAUDITED)

1As a percent of total investments.

DEAN SMALL CAP VALUE FUND HOLDINGS - (UNAUDITED)

1As a percent of total investments.

DEAN INTERNATIONAL FUND HOLDINGS - (UNAUDITED)

Dean International Fund Portfolio Analysis as of September 30, 2007[1]

Germany
Japan
Switzerland
France
Brazil
Norway
Hong Kong
South Korea
Netherlands
Sweden
Thailand
Singapore
Finland
Malaysia
Canada
Russia
Indonesia
China
Australia
Denmark
South Africa
Luxemburg
Italy
Greece
Taiwan
Columbia
United States
Bermuda
Kazakhstan
Argentina
Money Market
0.00%
2.00%
4.00%
6.00%
8.00%
10.00%
12.00%
14.00%

1As a percent of total investments.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (UNAUDITED)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2007 to September 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dean Large Cap Value Fund - Class A	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period April 1, 2007 – September 30, 2007
Actual*	$1,000.00	$1,031.68	$7.63
Hypothetical**	$1,000.00	$1,017.49	$7.57

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses. Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Dean Small Cap Value Fund - Class A	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period April 1, 2007 – September 30, 2007
Actual*	$1,000.00	$940.42	$7.28
Hypothetical**	$1,000.00	$1,017.49	$7.57

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses. Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Dean International Fund - Class A	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period April 1, 2007 – September 30, 2007
Actual*	$1,000.00	$1,131.06	$9.87
Hypothetical**	$1,000.00	$1,015.74	$9.33

*Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses. Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 94.22%	Value

	Bottled & Canned Soft Drinks & Carbonated Waters - 1.19%
8,500	Coca-Cola Enterprises, Inc.	$ 205,870

	Cable & Other Pay Television Services - 0.92%
6,600	Comcast Corp. - Class A *	159,588

	Commercial Printing - 1.46%
6,900	RR Donnelley & Sons Co.	252,264

	Construction, Minning & Materials Handling Machinery & Equipment - 1.57%
5,350	Dover Corp.	272,583

	Converted Paper & Paperboard Products - 1.14%
2,800	Kimberly-Clark Corp.	196,728

	Crude Petroleum & Natural Gas - 2.72%
3,400	Anadarko Petroleum Corp.	182,750
1,000	Apache Corp.	90,060
3,100	Occidental Petroleum Corp.	198,648
		471,458

	Electric & Other Services Combined - 1.38%
3,600	Consolidated Edison, Inc.	166,680
1,500	PG&E Corp.	71,700
		238,380

	Electric Services - 1.90%
1,700	American Electric Power	78,336
3,600	Progress Energy, Inc.	168,660
2,275	Southern Co.	82,537
		329,533

	Electronic Computers - 0.97%
6,100	Dell, Inc. *	168,360

	Electronic Connectors - 0.90%
5,800	Molex, Inc.	156,194

	Fire, Marine & Casualty Insurance - 2.03%
5,200	American International Group, Inc.	351,780

	Food and Kindred Products - 1.47%
15,300	Sara Lee Corp.	255,357

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 94.22% - continued	Value

	Heating Equipment, Except Electric, Warm Air & Plumbing Fixtures - 0.52%
1,100	Fortune Brands, Inc.	$ 89,639

	Lumber & Wood Products - 0.47%
1,125	Weyerhaeuser Co.	81,337

	Malt Beverages - 1.01%
3,500	Anheuser-Busch Companies, Inc.	174,965

	Millwood, Veneer, Plywood, & Structural Wood Members - 0.84%
6,300	Masco Corp.	145,971

	Miscellaneous Fabricated Metal Products - 1.16%
1,800	Parker Hannifin Corp.	201,294

	Miscellaneous Industrial & Commercical Machinery & Equipment - 0.57%
1,000	Eaton Corp.	99,040

	National Commercial Banks - 16.85%
7,600	Bank of America Corp.	382,052
8,700	BB&T Corp.	351,393
9,100	Citigroup, Inc.	424,697
5,800	Comerica, Inc.	297,424
3,600	Marshall & Ilsley Corp.	157,572
12,400	National City Corp.	311,116
2,300	PNC Financial Services Group, Inc.	156,630
1,800	SunTrust Banks, Inc.	136,206
12,500	Synovus Financial Corp.	350,625
7,000	Wachovia Corp.	351,050
		2,918,765

	Newpapers: Publishing or Publishing & Printing - 0.71%
2,800	Gannett Co., Inc.	122,360

	Operative Builders - 0.44%
5,900	DR Horton, Inc.	75,579

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.22%
2,800	PPG Industries, Inc.	211,540

	Petroleum Refining - 11.70%
3,900	BP plc (a)	270,465
5,400	Chevron Corp.	505,332
4,300	ConocoPhillips	377,411
7,100	Exxon Mobil Corp.	657,176
3,100	Murphy Oil Corp.	216,659
		2,027,043
*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 94.22% - continued	Value

	Pharmaceutical Preparations - 8.18%
3,300	Abbott Laboratories	$ 176,946
2,650	Johnson & Johnson	174,105
6,400	Eli Lilly & Co.	364,352
5,100	Merck & Co., Inc.	263,619
17,900	Pfizer, Inc.	437,297
		1,416,319

	Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.04%
4,200	The Dow Chemical Co.	180,852

	Printed Circuit Boards - 1.31%
6,000	Jabil Circuit, Inc.	137,040
1,600	Rohm & Haas, Co.	89,072
		226,112

	Radio & TV Broadcasting & Communication Equipment - 1.77%
3,000	L-3 Communications Holdings, Inc.	306,420

	Radiotelephone Communications - 1.13%
2,800	Alltel Corp.	195,104

	Retail - Eating Places - 0.59%
1,875	McDonald's Corp.	102,131

	Retail - Family Clothing Stores - 2.00%
9,600	The Gap, Inc.	177,024
5,800	TJX Companies, Inc.	168,606
		345,630

	Retail - Lumber & Other Material Dealers - 0.81%
4,300	Home Depot, Inc.	139,492

	Retail - Radio, TV & Consumer Electronics Stores - 0.93%
3,500	Best Buy Co., Inc.	161,070

	Rolling, Drawing & Extruding of Nonferrous Metals - 0.27%
1,200	Alcoa, Inc.	46,944

	Savings Institution, Federally Chartered - 1.94%
9,500	Washington Mutual, Inc.	335,445

	Semiconductors & Related Devices - 2.75%
7,600	Applied Materials, Inc.	157,320
7,000	Intel Corp.	181,020
4,700	Maxim Integrated Products, Inc.	137,945
		476,285

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 94.22% - continued	Value

	Services - Computer Integrated Systems Design - 0.90%
2,800	Computer Sciences Corp. *	$ 156,520

	Services - Computer Programming, Data Processing. Etc. - 1.20%
9,500	Electronic Data Systems Corp.	207,480

	Services - Prepackaged Software - 2.63%
9,100	Microsoft Corp.	268,086
9,700	Symantec Corp. *	187,986
		456,072

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.14%
2,800	Procter & Gamble Co.	196,952

	Specialty Cleaning, Polishing and Sanitation Preparations - 0.48%
1,350	Clorox Co.	82,337

	State Commercial Banks - 3.86%
5,700	Capital One Financial Corp.	378,651
4,300	Fifth Third Bancorp	145,684
1,400	M&T Bank Corp.	144,830
		669,165

	Sugar & Confectionary Products - 0.91%
3,400	The Hershey Co.	157,794

	Surgical & Medical Instruments & Apparatus - 1.24%
2,300	3M Co.	215,234

	Telephone Communications (No Radiotelephone) - 4.16%
4,200	AT&T, Inc.	177,702
3,900	Centurytel, Inc.	180,258
12,000	Citizens Communications Co.	171,840
4,300	Verizon Communications, Inc.	190,404
		720,204

	Trucking & Courier Services (No Air) - 1.02%
2,350	United Parcel Service, Inc. - Class B	176,485

	Wholesale - Drugs, Proprietaries & Druggist Sundries - 0.82%
1,300	Amerisourcebergen Corp.	58,929
1,400	McKesson Corp.	82,306
		141,235

	TOTAL COMMON STOCKS (Cost $15,989,356)	16,316,910

	MONEY MARKET SECURITIES - 5.72%
257,668	AIM STIT-LIQUID Assets Portfolio, 5.12% (b)	257,668
733,068	AIM STIT-STIC Prime Portfolio - Class I, 5.10% (b)	733,068

	TOTAL MONEY MARKET SECURITIES (Cost $990,736)	990,736

	TOTAL INVESTMENTS (Cost $16,980,092) - 99.94%	$ 17,307,646

	Other assets less liabilities - 0.06%	10,933

	TOTAL NET ASSETS - 100.00%	$ 17,318,579

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Variable rate security; the money market rate shown represents the rate at September 30, 2007.

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.04%	Value

	Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.54%
2,000	Carbo Ceramics, Inc.	$ 101,460

	Air Transportation - 0.66%
28,000	Mesa Air Group, Inc. *	124,320

	Ball & Roller Bearings - 0.89%
17,000	NN, Inc.	166,770

	Biological Products (No Diagnostic Substances) - 1.31%
3,000	Invitrogen Corp. *	245,190

	Books, Publishing or Publishing & Printing - 1.12%
6,000	Scholastic Corp. *	209,160

	Broadwoven Fabric Mills - 1.00%
5,000	Albany International Corp. - Class A	187,450

	Canned, Fruits, Vegtables, Preserves, Jams & Jellies - 1.00%
3,500	The J.M. Smucker Co.	186,970

	Computer & Office Equipment - 0.33%
1,500	Lexmark International, Inc. *	62,295

	Crude Petroleum & Natural Gas - 3.42%
4,000	Newfield Exploration Co. *	192,640
5,500	St. Mary Land & Exploration Co.	196,185
6,300	Stone Energy Corp. *	252,063
		640,888

	Dental Equipment & Supplies - 1.07%
7,000	Young Innovations, Inc.	200,270

	Electric & Other Services Combined - 1.04%
5,000	Scana Corp.	193,700

	Electric Lighting & Wiring Equipment - 1.31%
4,300	Hubbell, Inc. - Class B	245,616

	Electric Services - 2.96%
3,000	Black Hills Corp.	123,060
8,500	Energy East Corp.	229,925
7,000	Great Plains Energy, Inc.	201,670
		554,655

	Electronic Components & Accessories - 2.55%
26,000	KEMET Corp. *	191,100
22,000	Vishay Intertechnology, Inc. *	286,660
		477,760

	Engines & Turbines - 2.41%
7,000	Briggs & Stratton Corp.	176,260
12,000	Brunswick Corp.	274,320
		450,580

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.04% - continued	Value

	Fire, Marine & Casualty Insurance - 2.21%
10,000	Horace Mann Educators Corp.	$ 197,100
4,000	Mercury General Corp.	215,720
		412,820

	Footwear - 0.93%
9,000	Kenneth Cole Productions, Inc. - Class A	174,330

	Household Furniture - 1.03%
19,000	Furniture Brands International, Inc.	192,660

	Industrial Inorganic Chemicals - 0.97%
13,000	Georgia Gulf Corp.	180,700

	Insurance Agents, Brokers, and Service - 1.24%
3,800	Erie Indemnity Co. - Class A	232,294

	Life Insurance - 0.95%
4,200	Protective Life Corp.	178,248

	Magnetic & Optical Recording Media - 1.18%
9,000	Imation Corp.	220,770

	Metal Doors, Sash, Frames, Moldings & Trim - 1.13%
14,000	Griffon Corp. *	211,400

	Miscellaneous Business Credit - 1.12%
7,500	Financial Federal Corp.	210,075

	Miscellaneous Chemical Products - 1.46%
8,000	WD-40 Co.	273,120

	Miscellaneous Electrical Machinery, Equipment & Supplies - 0.53%
4,000	Excel Technology, Inc. *	99,800

	Miscellaneous Fabricated Metal Products - 1.28%
5,000	Crane Co.	239,850

	Miscellaneous Plastic Products - 0.82%
9,000	Spartech Corp.	153,540

	Motor Vehicle Parts & Accessories - 1.92%
5,000	ArvinMeritor, Inc.	84,100
4,000	Modine Manufacturing Co.	106,480
12,000	Monaco Coach Corp.	168,360
		358,940

	National Commercial Banks - 12.37%
18,000	Citizens Republic Bancorp, Inc.	289,980
15,500	Corus Bankshares, Inc.	201,810
9,500	Farmers Capital Bank Corp.	270,180
15,000	FirstMerit Corp.	296,400
26,000	Fulton Financial Corp.	373,880
18,000	Old National Bancorp	298,260
4,300	Park National Corp.	374,960
8,000	TCF Financial Corp.	209,440
		2,314,910

	Natural Gas Distribution - 1.70%
6,500	The Laclede Group, Inc.	209,820
3,200	WGL Holdings, Inc.	108,448
		318,268

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.04% - continued	Value

	Nonferrous Foundries (Castings) - 1.17%
5,000	Matthews International Corp. - Class A	$ 219,000

	Oil & Gas Field Machinery & Equipment - 0.97%
34,000	Newpark Resources, Inc. *	182,240

	Operative Builders - 0.44%
2,000	MDC Holdings, Inc.	81,880

	Perfumes, Cosmetics & Other Toilet Preparations - 0.72%
5,000	Elizabeth Arden, Inc. *	134,800

	Pharmaceutical Preparations - 1.99%
11,500	Watson Pharmaceuticals, Inc. *	372,600

	Printed Circuit Boards - 3.19%
15,000	Benchmark Electronics, Inc. *	358,050
10,500	Jabil Circuit, Inc.	239,820
		597,870

	Radio Broadcasting Stations - 0.66%
25,000	Emmis Communications Corp. - Class A *	123,500

	Retail - Drug Stores and Proprietary Stores - 1.56%
8,800	Omnicare, Inc.	291,544

	Retail - Variety Stores - 1.52%
16,000	Fred's, Inc.	168,480
13,000	Tuesday Morning Corp.	116,870
		285,350

	Rolling, Drawing & Extruding of Nonferrous Metals - 0.97%
5,000	Mueller Industries, Inc.	180,700

	Retail - Women's Clothing Stores - 1.14%
12,000	Cache, Inc. *	214,200

	Search, Detection, Navigation, Guidance, Aeronautical Sytems - 1.44%
18,000	Herley Industries, Inc. *	269,280

	Semiconductors & Related Devices - 2.50%
11,000	Photronics, Inc. *	125,510
25,500	QLogic Corp. *	342,975
		468,485

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.04% - continued	Value

	Services - Amusement & Recreation - 1.36%
16,000	Multimedia Games, Inc. *	136,320
43,000	Westwood One, Inc.	118,250
		254,570

	Services - Business Services - 1.86%
7,850	Global Payments, Inc.	347,127

	Services - Computer Integrated Systems Design - 1.15%
10,009	Integral Systems, Inc.	215,094

	Services - Computer Processing & Data Preparation - 0.91%
8,000	CSG Systems International, Inc. *	170,000

	Services - Direct Mail Advertising - 1.44%
29,000	InfoUSA, Inc.	269,410

	Services - Hospitals - 0.66%
7,000	Rehabcare Group, Inc. *	123,130

	Services - Industries For The Printing Trade - 2.05%
17,000	Schawk, Inc.	383,690

	Services - Offices & Clinics of Doctors of Medicine - 1.48%
12,000	AmSurg Corp. *	276,840

	Special Industry Machinery - 1.60%
11,000	Novellus Systems, Inc. *	299,860

	State Commercial Bank - 7.38%
13,000	Associated Banc Corp.	385,190
24,200	CVB Financial Corp.	283,140
23,000	Popular, Inc.	282,440
12,000	South Financial Group, Inc.	272,880
70,000	W. Holding Co., Inc.	156,800
		1,380,450

	Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.99%
10,000	Gibraltar Industries, Inc.	185,000

	Surety Insurance - 1.82%
18,000	Triad Guaranty, Inc. *	341,460

	Telephone Communications - 1.23%
2,500	Centurytel, Inc.	115,550
8,000	Citizens Communications Co.	114,560
		230,110

	Trucking - 1.06%
3,000	Arkansas Best Corp.	97,980
7,000	Heartland Express, Inc.	99,960
		197,940

*See accompany notes which are an integral part of these financial statements

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.04% - continued	Value

	Wholesale - Electronic Parts & Equipment - 0.57%
2,500	Arrow Electronics, Inc. *	$ 106,300

	Wholesale - Miscellaneous Durable Goods - 0.81%
5,500	RC2 Corp. *	152,295

	Wholesale - Paper and Paper Products - 0.95%
3,200	United Stationers, Inc. *	177,664

	TOTAL COMMON STOCKS (Cost $20,276,533)	18,351,198

	REAL ESTATE INVESTMENT TRUST - 0.83%
4,500	Colonial Properties Trust	154,350

	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $223,605)	154,350

	MONEY MARKET SECURITIES - 1.10%
206,060	AIM STIT-STIC Prime Portfolio - Class I, 5.10% (a)	206,060

	TOTAL MONEY MARKET SECURITIES (Cost $206,060)	206,060

	TOTAL INVESTMENTS (Cost $20,706,198) - 99.97%	$ 18,711,608

	Other assets less liabilities - 0.03%	6,243

	TOTAL NET ASSETS - 100.00%	$ 18,717,851

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at September 30, 2007.

*See accompany notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.84%	Value

	Argentina - 0.34%
2,938	Pampa Holding SA (b) *	$ 64,577

	Australia - 1.23%
91,623	Telstra Corp. Ltd.	231,895

	Bermuda - 0.54%
3,600	Jardine Matheson Holdings Ltd.	102,960

	Brazil - 7.18%
15,716	All America Latina Logistica (ALL)	220,878
2,899	Companhia de Bebidas das Americas (AmBev) (a)	212,004
6,714	Companhia Vale do Rio Doci (CVRD) (a)	191,013
5,139	Diagnosticos da America	117,527
4,444	Petroleo Brasileiros S.A. (a)	287,527
3,900	Porto Seguro SA	149,217
8,029	Tele Norte Leste Participacoes S.A. (a)	180,331
		1,358,497

	Canada - 1.51%
47,021	Oncolytics Biotech, Inc. *	89,906
4,135	Teck Cominco Ltd. - Class B	196,493
		286,399

	China - 1.31%
192,000	Jiangsu Expressway Company Ltd.	247,146

	Columbia - 0.64%
13,117	Suramericana de Inversiones S.A.	120,834

	Denmark - 1.09%
15	A P Moller - Maersk A/S	205,480

	Finland - 1.74%
8,694	Nokia Oyj	329,610

	France - 8.19%
1,319	Alstom	267,420
4,426	Axa	197,508
6,880	France Telecom SA	229,823
3,493	Thales SA	204,205
4,815	Total SA	390,431
1,762	Veolia Environnement	151,319
2,596	Vivendi	109,274
		1,549,980

	Germany - 11.89%
717	Allianz SE	167,065
7,175	comdirect bank AG	88,769
2,415	Deutsche Boerse AG	327,152
1,722	E.ON AG	316,949
2,725	Fresenius Medical Care AG & Co.	144,543
3,978	Gerry Weber International AG	128,131
1,508	K + S AG	274,065
4,901	Praktiker Bau-und Heimwerkermaerkte Holding AG	182,742
2,698	SAP AG	157,422
1,977	Siemens AG	270,601
7,356	Symrise AG *	194,570
		2,252,009

*See accompany notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.84% - continued	Value

	Greece - 0.76%
3,620	Public Power Corporation S.A.	$ 143,112

	Hong Kong - 3.06%
13,000	Espirit Holdings Ltd.	206,663
344,000	SRE Group Ltd.	148,782
18,500	Swire Pacific Ltd.	224,442
		579,887

	Indonesia - 1.40%
65,000	PT Astra International Tbk	136,823
191,000	PT Bank of Central Asia Tbk	128,447
		265,270

	Italy - 0.82%
49,435	Unipol Gruppo Finanziario S.p. A.	154,660

	Japan - 8.86%
4,700	CANON, INC.	256,219
51	JAPAN TOBACCO, INC.	279,798
3,000	JFE Holdings, Inc.	212,320
9,000	Mitsubishi Corp.	284,832
6,100	Toyota Motor Corp.	359,588
2,880	Yamada DENKI CO., Ltd.	284,707
		1,677,464

	Kazakhstan - 0.53%
7,369	Kazkommertsbank (b) *	101,029

	Luxembourg - 1.00%
2,998	Evraz Group S.A.	189,773

	Malaysia - 1.64%
99,200	AMMB Holdings Berhad	126,347
57,300	Bursa Malaysia Bhd	184,974
		311,321

	Netherlands - 2.93%
2,817	ArcelorMittal	221,731
7,417	Koninklijke (Royal) Philips Electronics N.V.	333,828
		555,559

	Norway - 3.14%
2,700	Aker Kvaerner ASA	85,522
15,040	Statoil Hydro ASA	509,673
		595,195

	Russia - 1.44%
2,500	OAO Gazprom (a)	110,250
4,867	Sistema JSFC (b)	161,828
		272,078

*See accompany notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.84% - continued	Value

	Singapore - 1.88%
8,000	DBS Group Holdings Ltd.	$ 116,403
18,667	Singapore Airlines Ltd.	238,913
		355,316

	South Korea - 2.94%
7,290	Korea Exchange Bank	118,294
12,032	LG Telecom Ltd. *	121,221
760	Samsung Fire & Marine Insurance Co., Ltd.	163,602
220	Shinsegae Co., Ltd.	153,133
		556,250

	South Africa - 0.97%
12,098	MTN Group Ltd.	183,308

	Sweden - 2.59%
71,401	Telefonaktiebolaget LM Ericsson - Class B	284,761
9,533	Tele2 AB - Class B	205,202
		489,963

	Switzerland - 8.85%
8,115	ABB Ltd.	212,982
28	Bank Sarasin & Cie AG	122,719
2,975	Compagnie Financiere Richemont SA	196,474
748	Nestlé SA	334,878
498	Noble Biocare Holding AG	134,390
3,897	Novartis AG	214,332
1,441	Roche Holding AG	260,396
932	Syngenta AG	200,250
		1,676,421

	Taiwan - 0.67%
12,618	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	127,694

	Thailand - 1.93%
46,500	Advanced Information Service plc.	120,744
31,600	Bangkok Bank plc	106,025
165,000	Bank of Ayudhya plc	138,403
		365,172

*See accompany notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

Shares	COMMON STOCKS - 98.84% - continued	Value

	United Kingdom - 17.18%
7,304	Admiral Group plc	$ 133,936
5,017	Anglo American plc	336,204
31,726	BP plc	366,840
8,880	British American Tobacco plc	316,988
18,607	eaga plc *	75,065
8,595	GlaxoSmithKline plc	227,134
30,866	ICAP plc	331,426
13,422	Prudential plc	205,514
11,549	Smith & Nephew plc	140,598
9,230	Standard Chartered plc	300,897
20,302	Tesco plc	181,696
93,513	Vodafone Group plc	336,287
4,554	Xstrata plc	301,002
		3,253,587

	United States - 0.59%
1,740	America Movil SAB de C.V. - Class L (a)	111,360

	TOTAL COMMON STOCKS (Cost $15,048,972)	18,713,806

	RIGHTS - 0.00%
24,445	Unipol Assicuraz (c)	-

	TOTAL RIGHTS (Cost $0)	-

	MONEY MARKET SECURITIES - 0.48%
91,665	Dreyfus Cash Management, 5.207% (d)	91,665

	TOTAL MONEY MARKET SECURITIES (Cost $91,665)	91,665

	TOTAL INVESTMENTS (Cost $15,140,637) - 99.32%	18,805,471

	Other assets less Liabilities - 0.68%	128,395

	TOTAL NET ASSETS - 100.00%	$ 18,933,866

* Non-income producing securities.

(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.

(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

(c) As of September 30, 2007, this security is currently valued according to fair value procedures.

(d) Variable rate security; the money market rate shown represents the rate at September 30, 2007.

*See accompany notes which are an integral part of these financial statements

DEAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - continued
September 30, 2007
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of Net Assets

Telecom	10.39%
Mining and Metals	8.71%
Healthcare	7.60%
Oil & Natural Gas	7.48%
Banking	7.12%
Retail	7.04%
Insurance	6.36%
Financial Services	5.98%
Electronics	5.62%
Services	5.52%
Chemicals	3.53%
Transportation	3.51%
Utilities	3.23%
Tobacco Products	3.15%
Food & Beverages	2.89%
Personal Care	2.73%
Motor Vehicles	2.62%
Real Estate	1.97%
Diversified	1.50%
Semiconductors	0.67%
Communications	0.64%
Media	0.58%
Total	98.84%
Money Market	0.48%
Other assets less liabilities	0.68%
Grand Total	100.00%

DEAN FUNDS
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2007
(Unaudited)
	Large Cap	Small Cap	International
	Value Fund	Value Fund	Fund

ASSETS
Investment in securities:
At cost	$ 16,980,092	$ 20,706,198	$ 15,140,637
At value	$ 17,307,646	$ 18,711,608	$ 18,805,471

Cash	-	-	416
Foreign cash translated into U.S. dollars (Cost $27,236)	-	-	27,975
Dividends receivable	18,318	24,470	42,099
Interest receivable	3,422	1,702	171
Tax reclaims receivable	86	-	15,384
Unrealized appreciation on forward foreign
currency exchange contracts (a)	-	-	8,580
Receivable for securities sold	-	-	213,082
Receivable for capital shares sold	409	1,061	442
Prepaid Expenses	8,091	7,898	6,966
TOTAL ASSETS	17,337,972	18,746,739	19,120,586

LIABILITIES
Payable to Adviser (b)	9,340	14,393	16,268
12b-1 fees payable	3,521	3,867	3,681
Payable for securities purchased	-	-	143,823
Unrealized depreciation on forward foreign
currency exchange contracts (a)	-	-	99
Payable to administrator, fund accountant and transfer agent	3,375	3,498	8,212
Payable to trustees & officers	679	679	458
Other liabilities	2,478	6,451	14,179
TOTAL LIABILITIES	19,393	28,888	186,720

NET ASSETS	$ 17,318,579	$ 18,717,851	$ 18,933,866

Net assets consist of:
Paid in capital	$ 18,173,991	$ 15,803,377	$ 12,789,443
Accumulated undistributed net investment income	112,000	116,578	219,037
Accumulated net realized gains (losses) from security
transactions	(1,294,966)	4,792,486	2,251,006
Net unrealized appreciation (depreciation) on investments	327,554	(1,994,590)	3,664,834
Net unrealized depreciation on translation of assets
and liabilities in foreign currencies	-	-	9,546
NET ASSETS	$ 17,318,579	$ 18,717,851	$ 18,933,866

Shares of beneficial interest outstanding (unlimited
numbers of shares authorized)	1,340,205	1,305,553	1,005,879

Net asset value and redemption price per share (c)	$ 12.92	$ 14.34	$ 18.82

Maximum offering price per share (d)	$ 13.64	$ 15.13	$ 19.86

(a) See Note 5 in the Notes to the Financial Statements.
(b) See Note 3 in the Notes to the Financial Statements.
(c) A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within 1 year of purchase if a front-end sales load was not charged.
(d) Reflects a maximum sales charge of 5.25% that may be charged on purchases of less than $500,000.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2007
(Unaudited)

	Large Cap	Small Cap	International
	Value Fund	Value Fund	Fund
Investment Income
Dividends (net of foreign withholding taxes of
$128 & $49,880 for the Large Cap Value Fund and
International Fund, respectively)	$ 221,735	$ 253,829	$ 297,143
Interest	21,559	10,979	1,383
Miscellaneous Income (a)	408	-	-
Total Income	243,702	264,808	298,526

Expenses
Investment advisory fees (b)	87,477	102,528	113,226
12b-1 expenses	21,869	25,632	22,772
Administration expenses	24,119	28,318	24,990
Legal expenses	9,380	11,525	11,193
Registration fees	9,212	8,865	8,732
Out-of-pocket expenses	8,174	6,379	5,061
Custody expenses	5,522	7,346	19,875
Audit expenses	5,517	5,517	6,018
Trustees expenses	3,457	2,770	1,189
Pricing expenses	3,096	3,008	8,536
Printing expenses	2,643	3,901	3,253
CCO expenses	2,106	2,106	2,106
Miscellaneous expenses	3,702	870	869
24f-2 expenses	476	599	490
Total Expenses	186,750	209,364	228,310
Fees waived by Adviser (b)	(55,048)	(55,548)	(60,451)
Net Expenses	131,702	153,816	167,859

Net Investment Income	112,000	110,992	130,667

Realized & Unrealized Gain (Loss)
Net realized gains from:
Security transactions	374,360	462,590	918,759
Foreign currency transactions (c)	-	-	9,424
Change in unrealized appreciation (depreciation) on:
Investments	53,714	(1,759,822)	1,164,163
Foreign currency translation (c)	-	-	5,891

Net Realized & Unrealized Gains on Investments & Foreign Currencies	428,074	(1,297,232)	2,098,237

Net increase in net assets resulting from operations	$ 540,074	$ (1,186,240)	$ 2,228,904

(a) Income as a result of an SEC litigation settlement.
(b) See Note 3 in the Notes to the Financial Statements.
(c) See Note 5 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
	Large Cap Value Fund

	Six Months Ended	Year
	September	Ended
	30, 2007	March
	(Unaudited)	31, 2007
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$ 112,000	$ (9,994)
Net realized gains from security transactions	374,360	1,249,998
Change in net unrealized appreciation (depreciation) on investments	53,714	(432,601)
Net increase in net assets from operations	540,074	807,403

Capital Share Transactions
Class A
Proceeds from shares sold	51,202	85,361
Cost of shares issued in exchange for Class C shares (a)	-	219,811
Assets acquired from Balanced Fund merger (b)	-	8,149,355
Amounts paid for shares repurchased	(148,222)	(537,010)
Net increase (decrease) in net assets from Class A share transactions	(97,020)	7,917,517

Class C
Proceeds from shares sold	-	5,346
Cost of shares sold in exchange for Class A shares	-	(219,811)
Payments for shares repurchased	-	(94,930)
Net decrease in net assets from Class C share transactions	-	(309,395)

Net increase (decrease) in net assets from capital share transactions	(97,020)	7,608,122

Total Increase in Net Assets	443,054	8,415,525

Net Assets
Beginning of period	16,875,525	8,460,000

End of period	$ 17,318,579	$ 16,875,525

Accumulated undistributed net investment income included in net assets	$ 112,000	$ -

Capital Share Transactions
Class A
Shares sold	3,961	7,140
Shares issued in exchange for Class C shares (a)	-	18,026
Shares received in Balanced Fund merger (b)	-	650,737
Shares repurchased	(11,290)	(45,003)
Net increase (decrease) in shares outstanding	(7,329)	630,900

Class C
Shares sold	-	491
Shares redeemed in exchange for Class A shares	-	(19,562)
Shares repurchased	-	(8,641)
Net decrease in shares outstanding	-	(27,712)

(a) See Note 1 in the Notes to the Financial Statements.
(b) See Note 10 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - continued

	Small Cap Value Fund

	Six Months Ended	Year
	September	Ended
	30, 2007	March
	(Unaudited)	31, 2007
Increase (Decrease) in Net Assets from:
Operations
Net investment income (loss)	$ 110,992	$ (89,984)
Net realized gains from security transactions	462,590	4,419,955
Change in net unrealized appreciation (depreciation) on investments	(1,759,822)	(3,601,868)
Net increase (decrease) in net assets from operations	(1,186,240)	728,103

Distributions
From net investment income, Class A	(15,414)	-
From capital gains, Class A	(616,284)	(995,346)
Decrease in net assets from distributions to shareholders	(631,698)	(995,346)

Capital Share Transactions
Class A
Proceeds from shares sold	126,397	2,200,932
Cost of shares issued in exchange for Class C shares (a)	-	321,805
Reinvestment of distributions	607,725	944,102
Amounts paid for shares redeemed	(1,089,147)	(1,325,901)
Net increase (decrease) in net assets from Class A share transactions	(355,025)	2,140,938

Class C
Proceeds from shares sold	-	1,813
Cost of shares sold in exchange for Class A shares	-	(321,805)
Payments for shares redeemed	-	(7,510)

Net decrease in net assets from Class C share transactions	-	(327,502)

Net increase (decrease) in net assets from capital share transactions	(355,025)	1,813,436

Total Increase (decrease) in Net Assets	(2,172,963)	1,546,193

Net Assets
Beginning of period	20,890,814	19,344,621

End of period	$ 18,717,851	$ 20,890,814

Accumulated undistributed net investment income included in net assets	$ 116,578	$ -

Capital Share Transactions
Class A
Shares sold	7,978	145,754
Shares issued in exchange for Class C shares (a)	-	20,604
Shares issued in reinvestment of distributions	38,684	61,305
Shares redeemed	(70,778)	(85,218)
Net increase (decrease) in shares outstanding	(24,116)	142,445

Class C
Shares sold	-	122
Shares redeemed in exchange for Class A shares	-	(21,716)
Shares redeemed	-	(521)
Net decrease in shares outstanding	-	(22,115)

(a) See Note 1 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - continued

	International Fund

	Six Months Ended	Year
	September	Ended
	30, 2007	March
	(Unaudited)	31, 2007

FROM OPERATIONS:
Net investment income	$ 130,667	$ 74,146
Net realized gains (losses) from:
Security transactions	918,759	2,491,890
Foreign currency transactions	9,424	12,609
Net change in net unrealized appreciation (depreciation) on:
Investments	1,164,163	(1,256,019)
Foreign currency translation	5,891	20,745
Net increase in net assets from operations	2,228,904	1,343,371

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income, Class A	(43,947)	(35,720)
Decrease in net assets from distributions to shareholders	(43,947)	(35,720)

FROM CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from shares sold	72,454	494,678
Cost of shares issued in exchange for Class C shares (a)	-	791,838
Reinvestment of distributions	36,269	29,298
Amounts paid for shares redeemed	(684,348)	(1,375,162)
Net decrease in net assets from Class A share transactions	(575,625)	(59,348)

Class C
Proceeds from shares sold	-	141,934
Cost of shares sold in exchange for Class A shares	-	(791,838)
Payments for shares redeemed	-	(167,107)
Net decrease in net assets from Class C share transactions	-	(817,011)

Net decrease in net assets from capital share transactions	(575,625)	(876,359)

TOTAL INCREASE IN NET ASSETS	1,609,332	431,292

Net Assets
Beginning of period	17,324,534	16,893,242

End of period	$ 18,933,866	$ 17,324,534

Accumulated undistributed net investment income included in net assets	$ 219,037	$ 132,316

Capital Share Transactions
Class A
Shares sold	4,152	30,936
Shares issued in exchange for Class C shares (a)	-	50,969
Shares issued in reinvestment of distributions	2,073	1,801
Shares redeemed	(38,985)	(84,745)
Net decrease in shares outstanding	(32,760)	(1,039)

Class C
Shares sold	-	9,290
Shares redeemed in exchange for Class A shares	-	(53,010)
Shares redeemed	-	(11,517)
Net decrease in shares outstanding	-	(55,237)

(a) See Note 1 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
LARGE CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	For the Six
	Months Ended				For the Year ended
	September
	30, 2007		March	March	March	March	March
	(Unaudited)		31, 2007	31, 2006	31, 2005	31, 2004	31, 2003

Net asset value, beginning of period	$ 12.52		$ 11.40	$ 10.18	$ 9.46	$ 6.40	$ 10.75

Income (loss) from investment operations:
Net investment income (loss)	0.08		(0.01)	(0.01)	(0.01)	(0.04)	(0.03)
Net realized and unrealized gains (losses)
on investments	0.32		1.13	1.23	0.73	3.10	(4.08)
Total income (loss) from investment operations	0.40		1.12	1.22	0.72	3.06	(4.11)

Less distributions:
From net realized gains	-		-	-	-	-	(0.24)
Total distributions	-		-	-	-	-	(0.24)

Net asset value, end of period	$ 12.92		$ 12.52	$ 11.40	$ 10.18	$ 9.46	$ 6.40

Total Return (a) (b)	3.17%	(d)	9.85%	11.98%	7.61%	47.81%	-38.49%

Ratios and Supplemental Data

Net assets, end of period	$ 17,318,579		$ 16,875,525	$ 8,167,690	$ 7,392,623	$ 7,459,239	$ 6,725,313

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.50%	(e)	1.85%	1.85%	1.85%	1.85%	1.85%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.13%	(e)	2.44%	2.73%	2.75%	2.58%	2.31%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.28%	(e)	(0.10)%	(0.07)%	(0.10)%	(0.37)%	(0.32)%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	0.65%	(e)	(0.69)%	(c)	(c)	(c)	(c)
Portfolio turnover rate	37%		124%	62%	43%	42%	55%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Ratios not presented prior to March 31, 2007.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements

DEAN FUNDS
SMALL CAP VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	For the Six
	Months Ended				For the Year ended
	September
	30, 2007		March	March	March	March	March
	(Unaudited)		31, 2007	31, 2006	31, 2005	31, 2004	31, 2003

Net asset value, beginning of period	$ 15.71		$ 16.01	$ 14.33	$ 14.91	$ 9.55	$ 13.37

Income (loss) from investment operations:
Net investment income (loss)	0.09		(0.07)	(0.11)	(0.08)	(0.14)	(0.08)
Net realized and unrealized gains (losses)
on investments	(0.98)		0.53	2.64	1.81	5.50	(3.69)
Total income (loss) from investment operations	(0.89)		0.46	2.53	1.73	5.36	(3.77)

Less distributions:
From net investment income	(0.01)		-	-	-	-	-
From net realized gains	(0.47)		(0.76)	(0.85)	(2.31)	-	(0.05)
Total distributions	(0.48)		(0.76)	(0.85)	(2.31)	-	(0.05)

Net asset value, end of period	$ 14.34		$ 15.71	$ 16.01	$ 14.33	$ 14.91	$ 9.55

Total Return (a) (b)	-5.96%	(d)	2.95%	18.22%	11.56%	56.13%	-28.24%

Ratios and Supplemental Data

Net assets, end of period	$ 18,717,851		$ 20,890,814	$ 19,007,165	$ 16,537,565	$ 16,435,083	$ 12,078,397

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser,
Accounting Services Agent and
Administrator	1.50%	(e)	1.83%	1.85%	1.85%	1.85%	1.85%
Before fee waivers and/or expense
reimbursement by Adviser,
Accounting Services Agent and
Administrator	2.04%	(e)	2.16%	2.15%	2.23%	2.08%	2.01%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.08%	(e)	(0.45)%	(0.75)%	(0.55)%	(0.99)%	(0.65)%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	0.54%	(e)	(0.78)%	(c)	(c)	(c)	(c)
Portfolio turnover rate	34%		149%	48%	72%	82%	82%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Ratios not presented prior to March 31, 2007.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements

DEAN FUNDS
INTERNATIONAL FUND - CLASS A
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period

	For the Six
	Months Ended				For the Year ended
	September 30,
	2007		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 16.68		$ 15.46	$ 12.14	$ 10.45	$ 6.84	$ 9.18

Income (loss) from investment operations:
Net investment income	0.13		0.01	0.10	0.11	0.04	-
Net realized and unrealized gains (losses)
on investments	2.05		1.24	3.26	1.75	3.98	(2.34)
Total income (loss) from investment operations	2.18		1.25	3.36	1.86	4.02	(2.34)

Less distributions:
From net investment income	(0.04)		(0.03)	(0.04)	(0.17)	(0.37)	-
From return of capital	-		-	-	-	(0.04)	-
Total distributions	(0.04)		(0.03)	(0.04)	(0.17)	(0.41)	-

Net asset value, end of period	$ 18.82		$ 16.68	$ 15.46	$ 12.14	$ 10.45	$ 6.84

Total Return (a) (b)	13.11%	(d)	8.11%	27.70%	17.82%	59.23%	-25.49%

Ratios and Supplemental Data

Net assets, end of period	$ 18,933,866		$ 17,324,534	$ 16,068,877	$ 13,073,914	$ 10,842,350	$ 7,041,919

Ratio of expenses to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.85%	(e)	2.10%	2.10%	2.10%	2.10%	2.10%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	2.52%	(e)	2.49%	2.78%	2.91%	3.34%	3.07%
Ratio of net investment income (loss) to average net assets:
After fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	1.44%	(e)	0.46%	0.71%	0.99%	0.33%	(0.05)%
Before fee waivers and/or expense
reimbursement by Adviser
and Accounting Services Agent	0.77%	(e)	0.07%	(c)	(c)	(c)	(c)
Portfolio turnover rate	39%		112%	87%	94%	131%	143%

(a) Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Total returns shown exclude the effect of applicable sales loads.
(c) Ratios not presented prior to March 31, 2007.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

1. Organization

The Dean Large Cap Value Fund (the “Large Cap Value Fund”), the Dean Small Cap Value Fund (the “Small Cap Value Fund”) and the Dean International Fund (the “International Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).

The Large Cap Value Fund, a newly created series of the Trust, acquired all of the assets and liabilities of each of the Dean Large Cap Value Fund and the Dean Balanced Fund, each a series of the Dean Family of Funds, in a tax-free reorganization at the close of business on March 30, 2007. In connection with this acquisition, Class A shares of the acquired funds were exchanged for shares of the Large Cap Value Fund. In the same reorganization, the Small Cap Value Fund and the International Fund, each a newly created series of the Trust, acquired all of the assets and liabilities of the Dean Small Cap Value Fund and Dean International Fund, respectively, each a series of Dean Family of Funds, and Class A shares of the acquired funds were exchanged for shares of the identically named Fund. The International Fund’s predecessor commenced operations on October 13, 1997, and the Large Cap Fund’s and Small Cap Fund’s predecessor each commenced operations on May 28, 1997. The financial information included herein or incorporated by reference into these Financial Statements, including the Notes to the Financial Statements, is that of the predecessor Dean Large Cap Value, Dean Small Cap Value and Dean International Funds’ Class A shares. Prior to October 28, 2006, each of the Funds’ Predecessors offered Class C shares for purchase. On October 27, 2006, the Class C shares of each Predecessor Fund were reclassified to the Class A shares of each respective Predecessor Fund.

The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Funds are series of funds currently authorized by the Trustees. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, Dean Investment Associates has retained Newton Capital Management, a Mellon Financial CompanySM, (“Newton”) to serve as sub-adviser to the International Fund. The investment objective of the Large Cap Value Fund and the Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. The investment objective of the International Fund is long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation – Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (“the Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

2. Significant Accounting Policies - continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Contingent Deferred Sales Charges –There is a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), that will be imposed on any purchases that were not originally charged a front-end sales load if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders –Each of the Large Cap Value Fund, Small Cap Value Fund and International Fund distribute substantially all of its net investment income, if any, on an annual basis. In addition, each Fund distributes any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or other appropriate basis (as determined by the Board).

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

2. Significant Accounting Policies - continued

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2007, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Foreign Currency Translation - With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The International Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

3. Transactions with Affiliates and Related Parties

The Funds’ investments are managed by the Adviser pursuant to the terms of an advisory agreement. In accordance with the advisory agreement, the Adviser is entitled to an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Large Cap Value Fund and the Small Cap Value Fund and 1.25% of the average daily net assets of the International Fund. For the six months ended September 30, 2007, the Adviser earned fees, before the waiver described below, of $87,477, $102,528, and $113,226 from the Large Cap Value Fund, the Small Cap Value Fund, and the International Fund, respectively.

The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses, excluding brokerage fees and commissions, borrowing costs, such as interest and dividend expense on securities sold short, taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Funds may invest) at 1.50% of average daily net assets with respect to the Large Cap Value Fund and Small Cap Value Fund, and 1.85% of average daily net assets with respect to the International Fund through March 31, 2009. For the six months ended September 30, 2007, the Advisor waived fees of $55,048, $55,548, and $60,451 for the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively. Any such waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the applicable Fund in the first, second and third fiscal years following the year in which the waiver or reimbursement occurs, if the Fund is able to make the payment without exceeding the above described expense limitations. For the six months ended September 30, 2007, $55,048, $55,548, and $60,451 for the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, may be subject to potential repayment by the Fund to the Adviser through March 31, 2011. As of September 30, 2007, the Adviser was owed $9,340, $14,393, and $16,268 from the Large Cap Value Fund, Small Cap Value Fund and International Fund, respectively, for its advisory services.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

3. Transactions with Affiliates and Related Parties – continued

Each Fund retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. These administrative services also include fund accounting and transfer agency services. For the six months ended September 30, 2007, Unified earned fees of $24,119, $28,318, and $24,990 from the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, for administrative, fund accounting and transfer agency services. For the six months ended

September 30, 2007, Unified was reimbursed $8,174, $6,379 and $5,061 by the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively, for out-of-pocket expenses. As of September 30, 2007, Unified was owed $3,375, $3,498, and $8,212 by the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively for administrative services and reimbursement of out-of-pocket expenses. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six months ended September 30, 2007. The Distributor and Unified are controlled by Huntington Bancshares, Inc.

Each Fund’s Plan provides that the applicable Fund will pay to the Adviser, the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of such Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Each Fund may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. Each Fund’s Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended September 30, 2007, the Funds incurred 12b-1 expenses of $21,869, $25,632, and $22,772 for services provided to the Large Cap Value Fund, Small Cap Value Fund, and International Fund, respectively. As of September 30, 2007, $3,521, $3,867, and $3,681 was unpaid.

4. Investments

For the six months ended September 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Large Cap	Small Cap	International
	Value Fund	Value Fund	Fund
Purchases of portfolio securities.....................	$ 3,138,362	$ 6,701,301	$ 6,971,407
Purchases of U.S. government obligations.......	-	-	-

Proceeds from sales and maturities of portfolio securities.....................	$ 2,901,466	$ 7,713,382	$ 7,490,448
Proceeds from sales and maturities of U.S. government obligations.........	-	-	-

As of September 30, 2007, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

5. Forward Foreign Currency Exchange Contracts

The International Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions (a cross-hedge occurs when forward foreign currency contracts are executed for a currency that has a high correlation with the currency that is being hedged). The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains or losses are included in the Fund’s Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities.

As of September 30, 2007, the International Fund had forward foreign currency exchange contracts outstanding as follows:

USD – U.S. Dollar SGD – Singapore Dollar SEK – Swedish Krona EUR – European Union Euro

6. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2007, Dean Wealth Management, LP owned 71.21%, 59.59% and 48.70% of the Large Cap Value Fund, the Small Cap Value Fund, and the International Fund, respectively. As a result, Dean Wealth Management, LP, an affiliate of the Advisor, may be deemed to control the Funds.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

8. Distributions to Shareholders

Large Cap Value Fund. There were no distributions for the Large Cap Value Fund during the fiscal years ended March 31, 2007 or March 31, 2006 or the six months ended September 30, 2007.

Small Cap Value Fund. On December 26, 2006, the Small Cap Value Fund paid long and short-term capital gains distributions totaling $0.7571 per share to shareholders of record on December 22, 2006.

The tax character of distributions paid during the fiscal years ended March 31, 2007 and 2006 was as follows:

On June 13, 2007, the Small Cap Value Fund paid an income distribution of $0.0116 per share or $15,414 and a long-term capital gain distribution of $0.4638 per share or $616,284 to shareholders of record on June 12, 2007.

International Fund. On December 26, 2006, an income distribution of $0.0325 per share was paid to shareholders of record on December 22, 2006.

The tax character of distributions paid during the fiscal years ended March 31, 2007 and 2006 was as follows:

On June 13, 2007, the International Fund paid an income distribution of $0.0428 per share or $43,947 to shareholders of record on June 12, 2007.

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

As of March 31, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the deferral of losses on wash sales and the mark-to-market of certain investments held by the Funds.

DEAN FUNDS

NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

9. Capital Loss Carryforwards

As of March 31, 2007, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Fund	Amount	Expires March 31,
Large Cap Value Fund	$ 1,668,189	2011

During the year ended March 31, 2007, the Large Cap Value Fund utilized capital loss carryforwards of $1,250,810 and the International Fund utilized capital loss carryforwards of $1,111,735.

10. Merger of the Large Cap Value Fund and Balanced Fund

The Large Cap Value Fund acquired all of the assets and liabilities of each of the Dean Large Cap Value Fund and the Dean Balanced Fund, each a series of the Dean Family of Funds, in a tax-free reorganization at the close of business on March 30, 2007 pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Dean Balanced Fund and the Dean Large Cap Value Fund on March 30, 2007. The acquisition was accomplished by a tax-free exchange of 719,737 Class A shares of the Dean Balanced Fund (valued at $11.32 per share) for 650,737 Class A shares of the Large Cap Value Fund (valued at $12.52 per share). The shares of the Dean Large Cap Value Fund were exchanged on a one-for-one basis.

The Balanced Fund’s net assets on the date of the reorganization amounted to $8,149,356, including $84,068 of unrealized appreciation and capital loss carryforwards of $18,574 and were combined with the Large Cap Value Fund’s net assets. The aggregate net assets of the Balanced and Large Cap Value Fund immediately before the acquisition were $8,149,356 and $8,726,169, respectively. The combined net assets immediately after the acquisition amounted to $16,875,525 for 1,347,534 shares outstanding.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available, without charge, upon request by calling 1-800-327-3656 or on the SEC’s website at http://www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

DEAN INVESTMENT ASSOCIATES LLC

2480 Kettering Tower

Dayton, Ohio 45423

UNDERWRITER & DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, Indiana 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

CUSTODIANS

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

Boston Safe Deposit and Trust Company

One Boston Place

Boston, MA 02108

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, Indiana 46208

SHAREHOLDER SERVICE

Nationwide: (Toll-Free) 888-899-8343

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 24, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	12/07/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston, President

Date	12/07/2007

By	/s/ James M. Landis
James M. Landis, Treasurer

Date	12/07/2007